INSURANCE PREMIUM INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of insurance premium revenue [text block] [Abstract]
Disclosure of insurance premium revenue [text block]

NOTE 8: INSURANCE PREMIUM INCOME

	2017 £m	2016 £m	2015 £m
Life insurance
Gross premiums:
Life and pensions	6,273	5,613	3,613
Annuities	1,082	1,685	430
	7,355	7,298	4,043
Ceded reinsurance premiums	(168)	(88)	(122)
Net earned premiums	7,187	7,210	3,921
Non-life insurance
Net earned premiums	743	858	871
Total net earned premiums	7,930	8,068	4,792

Premium income in 2015 was reduced by a charge of £1,959 million relating to the recapture by a third party insurer of a portfolio of policies previously reassured with the Group.